EQUITY (Details) (USD $)	12 Months Ended
Dec. 31, 2013
Number of shares
Granted Options(1)	850,000
Ending balance of Number of shares	850,000
Vested and Exercisable at December 31, 2013	$ 350,000
Weighted Average remaining life (in years)
Granted Options(1)	5 years
Weighted Average Exercise Price
Granted Options(1)	$ 0.76
Vested and Exercisable at December 31, 2013	$ 0.70